Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Summary of commitments	A summary of the Company’s commitments as of September 30, 2014 and 2013, is as follows (in thousands):

	2014	2013
Commitments to extend credit	$1,939,544	$1,713,869
Letters of credit	54,381	51,893

Future Minimum Rental Payments for Operating Leases

Approximate future minimum rental payments for operating leases in excess of one year in subsequent fiscal years are as follows (in thousands):

2015	$3,463
2016	2,884
2017	2,394
2018	1,848
2019	974
2020 and thereafter	1,261

$12,824